Consolidated Statements of Changes in Equity - CHF (SFr)	Share Capital	Share Premium	Treasury Shares Reserve	Foreign Currency Translation Reserve	Other Reserves	Accumulated Deficit	Total
Balance at beginning of year at Dec. 31, 2016	SFr 13,454,553	SFr 263,100,700	SFr (1,953,067)	SFr (651,271)	SFr 7,409,158	SFr (281,141,481)	SFr 218,592
Net loss for the year						(3,280,406)	(3,280,406)
Other comprehensive loss				(871)	(9,909)		(10,780)
Total comprehensive loss for the year				(871)	(9,909)	(3,280,406)	(3,291,186)
Issue of shares	1,930,435						1,930,435
Share capital issuance costs		(25,573)					(25,573)
Value of share-based services					800,188		800,188
Movement in treasury shares
Capital increase			(1,930,435)				(1,930,435)
Sale of shares to investors		1,647,645	1,617,523				3,265,168
Settlement of suppliers invoices		129,236	132,096				261,332
Net sales (purchases) under liquidity agreement			6,006				6,006
Exercise of ESC			108,000				108,000
Balance at end of year at Dec. 31, 2017	15,384,988	264,852,008	(2,019,877)	(652,142)	8,199,437	(284,421,887)	1,342,527
Net loss for the year						(1,644,798)	(1,644,798)
Other comprehensive loss				(181)	(375,479)		(375,660)
Total comprehensive loss for the year				(181)	(375,479)	(1,644,798)	(2,020,458)
Issue of shares	13,179,043	24,461,056					37,640,099
Share capital issuance costs		(2,963,415)					(2,963,415)
Value of share-based services					2,298,933		2,298,933
Value of Warrants					3,308,982		3,308,982
Movement in treasury shares
Capital increase			(568,902)				(568,902)
Settlement of suppliers invoices		120,908	87,176				208,084
Net sales (purchases) under liquidity agreement		6,355	(11,545)				(5,190)
Balance at end of year at Dec. 31, 2018	28,564,031	286,476,912	(2,513,148)	(652,323)	13,431,873	(286,066,685)	39,240,660
Net loss for the year						(14,780,604)	(14,780,604)
Other comprehensive loss				(838)	(745,855)		(746,693)
Total comprehensive loss for the year				(838)	(745,855)	(14,780,604)	(15,527,297)
Issue of shares	4,284,604						4,284,604
Share capital issuance costs		(170,411)					(170,411)
Value of share-based services					1,685,965		1,685,965
Movement on warrants			(288)				(288)
Movement in treasury shares
Capital increase			(4,284,604)				(4,284,604)
Settlement of suppliers invoices		92,604	196,610				289,214
Net sales (purchases) under liquidity agreement		(23,128)	29,114				5,986
Balance at end of year at Dec. 31, 2019	SFr 32,848,635	SFr 286,375,977	SFr (6,572,316)	SFr (653,161)	SFr 14,371,983	SFr (300,847,289)	SFr 25,523,829